Key Sources of Estimation Uncertainty and Critical Accounting Judgments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of key sources of estimation uncertainty [line items]
Mineral stream interests	$ 5,734,106,000	$ 6,156,839,000
Kutcho Copper Corp [member]
Disclosure of key sources of estimation uncertainty [line items]
Percentage of ownership interest in associate	10.00%
Minto derivative liability [member] | Consensus pricing [member]
Disclosure of key sources of estimation uncertainty [line items]
Analyst consensus copper price per pound exceeds	$ 2.50